                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S Squared Technology, LLC
Address:   515 Madison Avenue
           New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   Managing Member
Phone:   212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt               New York, New York      November 14, 2007
----------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 2
Form 13F Information Table Entry Total:          133
Form 13F Information Table Value Total:   $1,354,060
                                         (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                  FORM 13F
Page 1 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                                    Item 6:
                                                                             Investment Discretion                  Item 8:
                                                     Item 4:               ------------------------                  Voting
                                 Item 2:              Fair       Item 5:            (b)             Item 7:    Authority (Shares)
                                  Title   Item 3:    Market     Shares of        Shared-As   (c)   Managers  ---------------------
             Item 1:                of     CUSIP      Value     Principal   (a) Defined in Shared-    See       (a)      (b)   (c)
         Name of Issuer           Class    Number  (x $1,000)    Amount    Sole  Instr. V   Other   Instr. V    Sole   Shared None
-------------------------------- ------- --------- ---------- ------------ ---- ---------- ------- --------- --------- ------ ----
ACCELRYS INC                         COM 00430U103      5,647   824,312 SH           X                 02      824,312
ACCENTURE LTD CL A                   COM G1150G111      8,018   199,200 SH           X                 01      199,200
ADTRAN INC COM                       COM 00738A106      2,303   100,000 SH           X                 01      100,000
ADVANCED ANALOGIC TECH               COM 00752j108      7,155   672,500 SH           X                 02      672,500
ADVANCE ENERGY INDUS                 COM 007973100      1,434    95,000 SH           X                 02       95,000
AIRSPAN NETWORKS                     COM 00950h103      6,875 2,750,000 SH           X                 02    2,750,000
ALLOT COMMUNICATIONS, LTD            COM IL0010996      2,258   376,400 SH           X                 02      376,400
ALSIUS CORP DEL                      COM 021211206      2,681   325,000 SH           X                 02      325,000
AMICAS INC                           COM 001712108      6,310 2,146,400 SH           X                 02    2,146,400
APPLIED MICRO CIRCUITS               COM 03822W109     15,120 4,784,700 SH           X                 01    4,784,700
ARENA PHARMACEUTICALS                COM 040047102      2,442   223,000 SH           X                 02      223,000
ARIBA                                COM 04033V203     18,439 1,710,500 SH           X                 02    1,710,500
ASPEN TECHNOLOGY INC                 COM 045327103      4,431   309,400 SH   X                                 309,400
ATMEL CORP COM                       COM 049513104     10,423 2,020,000 SH           X                 01    2,020,000
AUTOBYTEL INC                        COM 05275n106      4,901 1,503,300 SH           X                 02    1,503,300
BEA SYS INC COM                      COM 073325102     11,970   863,000 SH           X                 01      863,000
BMC SOFTWARE INC COM                 COM 055921100     77,463 2,480,400 SH           X                 01    2,480,400
BORLAND SOFTWARE                     COM 099849101     29,016 6,670,350 SH           X               01,02   6,670,350
BROCADE COMMUNICATIONS SYS COM       COM 111621306      4,027   470,400 SH           X                 01      470,400
BSQUARE CORP                         COM 11776U102      6,024   999,100 SH           X                 02      999,100
BUSINESS OBJECTS                     ADR 12328X107        552    12,300 SH   X                                  12,300
CALIFORNIA MICRO DEVICES CORP        COM 130439102      5,901 1,344,100 SH           X                 02    1,344,100
CALLIDUS SOFTWARE                    COM 13123E500      5,009   582,500 SH           X                 02      582,500
CAPELLA EDUCATION CO.                COM 139594105      5,591   100,000 SH           X                 02      100,000
CDC CORP                             COM G2022L106        733   100,000 SH           X                 02      100,000
CNET NETWORKS INC COM                COM 12613R104     21,049 2,825,400 SH           X                 01    2,825,400
COGNIZANT TECHNOLOGY SOLUTIONS       COM 192446102     30,520   382,500 SH           X                 01      382,500
COGNOS INC.                          COM 19244C109     34,673   834,900 SH           X                 01      834,900
COMPUTER TASK GROUP COM              COM 205477102      2,559   584,300 SH           X                 01      584,300
COMPUWARE CORP COM                   COM 205638109     17,313 2,158,700 SH           X                 01    2,158,700
COMVERSE TECHNOLOGY INC              COM 205862402     35,689 1,802,500 SH           X                 01    1,802,500
COREL CORP.                          COM 21869X103      7,111   555,100 SH           X                 02      555,100
DEXCOM INC                           COM 252131107      1,000   100,000 SH           X                 02      100,000
DOUBLE-TAKE SOFTWARE, INC.           COM 258598101        669    35,000 SH           X                 02       35,000
EFJ INC                              COM 26843B101      5,655   975,000 SH           X                 02      975,000
ELOYALTY CORP                        COM 290151307     10,659   775,168 SH           X               01.02     775,168
EMKOR CORP                           COM 290846104     12,192 1,270,000 SH           X                 02    1,270,000
ENZON PHARMACEUTICALS                COM 293904108      3,832   435,000 SH           X                 02      435,000
EPICOR SOFTWARE CORP                 COM 29426L108      3,123   226,800 SH   X                                 226,800
HEALTHSOUTH CORP                     COM 421924309      7,824   446,840 SH           X                 01      446,840
HIMAX TECHNOLOGIES INC.              ADR 43289P106      6,800 1,675,000 SH           X                 02    1,675,000
IKANOS COMMUNICATIONS                COM 45173E105      5,292   945,000 SH           X                 02      945,000
                                                    ---------
COLUMN TOTAL                                          450,683

                                  FORM 13F
Page 2 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                                    Item 6:
                                                                             Investment Discretion                  Item 8:
                                                     Item 4:               ------------------------                  Voting
                                 Item 2:              Fair       Item 5:            (b)             Item 7:    Authority (Shares)
                                  Title   Item 3:    Market     Shares of        Shared-As   (c)   Managers  ---------------------
             Item 1:                of     CUSIP      Value     Principal   (a) Defined in Shared-    See       (a)      (b)   (c)
         Name of Issuer           Class    Number  (x $1,000)    Amount    Sole  Instr. V   Other   Instr. V    Sole   Shared None
-------------------------------- ------- --------- ---------- ------------ ---- ---------- ------- --------- --------- ------ ----
INFORMATICA CORP                     COM 45666Q102     32,380 2,062,400 SH           X                 01    2,062,400
INFOSPACE COM INC COM                COM 45678T201      6,146   350,000 SH           X                 02      350,000
INTEGRATED DEVICE TECH               COM 458118106     21,975 1,419,600 SH           X                 01    1,419,600
INTEGRATED SILIC SOLTN               COM 45812P107      6,322 1,003,500 SH           X                 02    1,003,500
INTERACTIVE INTELLIGENCE INC         COM 45839M103        823    43,300 SH           X                 02       43,300
INTL RECTIFIER CORP                  COM 460254105     38,239 1,159,100 SH           X                 01    1,159,100
INVACARE CORP                        COM 461203101     28,369 1,213,400 SH           X                 01    1,213,400
ION GEOPHYSICAL CORPORATION          COM 462044108        346    25,000 SH           X                 02       25,000
IXIA                                 COM 45071R109     13,534 1,552,100 SH           X               01,02   1,552,100
JUPITERMEDIA CORP                    COM 48207D101      7,755 1,225,100 SH           X                 02    1,225,100
KBL HEALTHCARE ACQUISITION COR       COM 48241N206      2,906   375,000 SH           X                 02      375,000
KEMET CORP                           COM 488360108      6,600   897,900 SH           X                 02      897,900
KEYNOTE SYS INC                      COM 493308100     19,308 1,406,300 SH           X                 02    1,406,300
KOSAN BIOSCIENCES                    COM 50064W107      2,710   541,000 SH           X                 02      541,000
KULICKE & SOFFA                      COM 501242101      5,554   655,000 SH           X                 02      655,000
LATTICE SEMICONDUCTOR                COM 518415104     18,374 4,092,200 SH           X               01,02   4,092,200
LAWSON SOFTWARE INC                  COM 52078P102      5,144   513,900 SH           X                 01      513,900
LEXMARK INTL INC                     COM 529771107     14,166   341,100 SH           X                 01      341,100
LIQUIDITY SERVICES INC               COM 53635B107      1,374   125,000 SH           X                 02      125,000
LOOKSMART LTD                        COM 543442503      5,442 1,923,140 SH           X                 02    1,923,140
LSI CORP                             COM 502161102     14,696 1,980,620 SH           X                 01    1,980,620
MARVELL TECH GROUP LTD ORD           COM G5876H105     21,420 1,308,510 SH           X                 01    1,308,510
MASIMO CORPORATION                   COM 574795100      4,234   165,000 SH           X                 02      165,000
MAXIM INTEGRATED                     COM 57772K101     25,424   866,220 SH           X                 01      866,220
MEDICINES CO                         COM 584688105     19,760 1,109,500 SH           X                 01    1,109,500
MENTOR CORP                          COM 587188103     10,711   232,600 SH           X                 01      232,600
MERIX CORP                           COM 590049102      4,711   832,400 SH           X                 02      832,400
MICRON TECHNOLOGY INC                COM 595112103     12,198 1,098,900 SH           X                 01    1,098,900
MINDSPEED TECHNOLOGIES               COM 602682106      4,948 2,860,000 SH           X                 02    2,860,000
MKS INSTRUMENTS                      COM 55306N104      1,712    90,000 SH           X                 02       90,000
MOLEX INC                            COM 608554101      6,329   235,000 SH           X                 01      235,000
MONOGRAM BIOSCIENCES INC.            COM 60975U108      4,862 3,400,000 SH           X                 02    3,400,000
MOTIVE INC                           COM 61980V107      4,242 2,525,200 SH           X                 02    2,525,200
MOVE INC                             COM 62458M108      3,276 1,187,000 SH           X                 02    1,187,000
MSC.SOFTWARE                         COM 553531104     29,866 2,192,800 SH           X               01,02   2,192,800
McAFFE INC                           COM 579064106      8,128   233,100 SH           X                 01      233,100
NETLIST INC                          COM 64118P109        170    82,000 SH           X                 02       82,000
NEUSTAR INC                          COM 64126X201     10,469   305,300 SH           X                 01      305,300
NORTHSTAR NEUROSCIENCE, INC          COM 66704V101      2,711   242,900 SH           X                 02      242,900
NOVELL INC                           COM 670006105     10,384 1,359,100 SH           X                 01    1,359,100
O2 MICRO INTERNATIONAL               ADR G6797E106      8,912   576,100 SH           X                 02      576,100
OPENWAVE SYS INC                     COM 683718308     32,716 7,469,300 SH           X               01,02   7,469,300
OPNET TECHNOLOGIES                   COM 683757108     21,160 1,824,100 SH           X                 02    1,824,100
                                                    ---------
COLUMN TOTAL                                          500,506

================================================================================

                                  FORM 13F
Page 3 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                                    Item 6:
                                                                             Investment Discretion                  Item 8:
                                                     Item 4:               ------------------------                  Voting
                                 Item 2:              Fair       Item 5:            (b)             Item 7:    Authority (Shares)
                                  Title   Item 3:    Market     Shares of        Shared-As   (c)   Managers  ---------------------
             Item 1:                of     CUSIP      Value     Principal   (a) Defined in Shared-    See       (a)      (b)   (c)
         Name of Issuer           Class    Number  (x $1,000)    Amount    Sole  Instr. V   Other   Instr. V    Sole   Shared None
-------------------------------- ------- --------- ---------- ------------ ---- ---------- ------- --------- --------- ------ ----
PHOTON DYNAMICS                      COM 719364101      2,172   240,000 SH           X                 02      240,000
PHOTRONICS INC                       COM 719405102      4,906   430,000 SH           X                 02      430,000
PLATO LEARNING INC                   COM 72764Y100      6,660 1,761,800 SH           X                 02    1,761,800
POWERWAVE TECHNOLOGIES               COM 739363109     41,459 6,730,400 SH           X               01,02   6,730,400
PRESSTEK INC                         COM 741113104      5,085   811,000 SH           X                 02      811,000
QIMONDA AG                           ADR 746904101     14,837 1,313,000 SH           X                 01    1,313,000
QLOGIC CORP                          COM 747277101     12,932   961,500 SH           X                 01      961,500
QUANTUM CORP - DLT & STORAGE SYS     COM 747906204      4,851 1,426,900 SH           X                 02    1,426,900
QUEST SOFTWARE INC                   COM 74834T103     20,963 1,221,600 SH           X                 01    1,221,600
RADVISION INC                        COM M81869105      1,263    71,900 SH           X                 02       71,900
RADWARE, LTD                         COM IL0010834      8,002   510,000 SH           X                 02      510,000
RIVERSTONE NETWORKS                  COM 769320102        490 8,160,250 SH           X               01,02   8,160,250
SAPIENT CORP                         COM 803062108      5,658   843,200 SH           X                 02      843,200
SCOPUS VIDEO NETWORKS                COM M8260H106      4,757   901,000 SH           X                 02      901,000
SCIENTIFIC LEARNING CORP             COM 808760102      7,500 1,250,000 SH           X                 02    1,250,000
SMART MODULAR                        COM G82245104      6,077   850,000 SH           X                 02      850,000
SONIC SOLUTIONS                      COM 835460106     10,876 1,038,800 SH           X               01,02   1,038,800
SOURCEFIRE, INC                      COM 83616T108      8,700   958,200 SH           X                 02      958,200
SPANSION INC                         COM 84649R101     22,013 2,605,100 SH           X                 01    2,605,100
SUPERTEX INC                         COM 868532102      2,592    65,000 SH           X                 02       65,000
SYMANTEC CORP                        COM 871503108      2,907   150,000 SH   X                                 150,000
SYMMETRICOM                          COM 871543104      5,643 1,200,600 SH           X                 02    1,200,600
TELECOMMUNICATIONS SYS CL A          COM 87929J103      5,984 1,499,700 SH           X                 02    1,499,700
TELLABS INC                          COM 879664100     10,915 1,146,500 SH           X                 01    1,146,500
THQ INC                              COM 872443403      5,898   236,100 SH           X                 01      236,100
TNS INC                              COM 872960109     16,431 1,023,100 SH           X                 02    1,023,100
TRIDENT MICROSYSTEMS COM             COM 895919108     14,891   937,100 SH           X                 01      937,100
TRX INC                              COM 898452107      3,667 1,771,300 SH           X                 02    1,771,300
TTI TEAM TELECOM LTD (restrict)      COM M88258104      2,282   909,091 SH           X                 02      909,091
TUMBLEWEED COMMUNICTNS CORP          COM 899690101      7,478 3,462,000 SH           X                 02    3,462,000
ULTICOM                              COM 903844108      7,169   885,100 SH           X                 02      885,100
VALEANT PHARMACEUTICALS INTL         COM 91911X104     14,882   961,400 SH           X                 01      961,400
VALUECLICK INC                       COM 92046N102     11,230   500,000 SH           X                 01      500,000
VERISIGN INC                         COM 92343E102     12,049   357,100 SH           X                 01      357,100
VIACELL INC                          COM 92554J105      5,348 1,133,000 SH           X                 02    1,133,000
VIRAGE LOGIC CORP                    COM 92763R104      5,286   712,400 SH           X                 02      712,400
VISHAY INTERTECHNOLOGY               COM 928298108      2,606   200,000 SH           X                 01      200,000
WEB.COM IN COMMON                    COM 94732Q100      6,350   888,100 SH           X                 02      888,100
WEBSENSE INC                         COM 947684106      1,300    65,900 SH   X                                  65,900
WESTERN DIGITAL CORP                 COM 958102105      2,555   100,900 SH   X                                 100,900
WIND RIVER SYSTEMS INC               COM 973149107     49,977 4,246,100 SH           X                 01    4,246,100
XYRATEX LTD                          COM G98268108        522    27,200 SH           X                 02       27,200
YAHOO                                COM 984332106      6,711   250,000 SH   X                                 250,000
                                                    ---------
COLUMN TOTAL                                          393,874

                                  FORM 13F
Page 4 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                                    Item 6:
                                                                             Investment Discretion                  Item 8:
                                                     Item 4:               ------------------------                  Voting
                                 Item 2:              Fair       Item 5:            (b)             Item 7:    Authority (Shares)
                                  Title   Item 3:    Market     Shares of        Shared-As   (c)   Managers  ---------------------
             Item 1:                of     CUSIP      Value     Principal   (a) Defined in Shared-    See       (a)      (b)   (c)
         Name of Issuer           Class    Number  (x $1,000)    Amount    Sole  Instr. V   Other   Instr. V    Sole   Shared None
-------------------------------- ------- --------- ---------- ------------ ---- ---------- ------- --------- --------- ------ ----
ZARLINK SEMICONDUCTOR INC            COM 989139100      2,305 1,658,200 SH           X                 02    1,658,200
ZHONE TECHNOLOGIES INC               COM 98950P108      3,925 3,298,674 SH           X                 02    3,298,674
ACUSPHERE INC CONVERTIBLE PREF       PFD 00511R862        894    70,000 SH           X                 02       70,000
ELOYALTY CORP SERIES B CONV. PF      PFD 290152990        115    22,475 SH   X                                  22,475
                                                    ---------
COLUMN TOTAL                                            7,239

                                  FORM 13F
Page 5 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)


                                                                                    Item 6:
                                                                             Investment Discretion                  Item 8:
                                                     Item 4:               ------------------------                  Voting
             Item 1:             Item 2:              Fair       Item 5:            (b)             Item 7:    Authority (Shares)
         Name of Issuer           Title   Item 3:    Market     Shares of        Shared-As   (c)   Managers  ---------------------
   S Squared Technology, LLC        of     CUSIP      Value     Principal   (a) Defined in Shared-    See       (a)      (b)   (c)
        Additions to 13F          Class    Number  (x $1,000)    Amount    Sole  Instr. V   Other   Instr. V    Sole   Shared None
-------------------------------- ------- --------- ---------- ------------ ---- ---------- ------- --------- --------- ------ ----
ULTIMATE SOFTWARE GROUP              COM 90385D107      1,758    50,400 SH           X                 02       50,400
                                                    ---------
COLUMN TOTAL                                            1,758
                                                    ---------
GRAND TOTAL                                         1,354,060
                                                    =========